Lease Liabilities	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
LEASE LIABILITIES

11. LEASE LIABILITIES

The Company has recognized the following leases:

($ thousands)	2023	2022	2021
Balance, beginning of year	$963	$-	$-
Additions	12,789	970	-
Interest expense	71	19	-
Payments	(99)	(26)	-
Balance, end of year	$13,724	$963	$-
Current portion	$6,002	$98	$-
Non-current portion	$7,722	$865	$-

The Company’s minimum lease payments are as follows:

As at December 31 ($ thousands)	2023	2022
Within 1 year	$6,002	$98
Within 2 to 5 years	9,252	581
Later than 5 years	1,015	492
Minimum lease payments	16,269	1,171
Amounts representing finance charges	(2,545)	(208)
Present value of net minimum lease payments	$13,724	$963

During the year ended December 31, 2022, the Company entered into a 7-year term finance lease for new office space, which has been recognized as a right-of-use asset and lease liability at inception in the consolidated balance sheets. During the year ended December 31, 2023, the initial 7-year lease was extended an additional 3 years. The liability was measured at the present value of the remaining lease payments discounted at the Company’s estimated incremental borrowing rate.

During the year ended December 31, 2023, the Company entered into a 2-year drilling contract under which the Company has committed to drill 550 days over 2 years. The lease liability was measured at the present value of the day rate payments discounted at the Company’s estimated incremental borrowing rate.